Intangible Assets - Disclosure of Detailed Information About Carrying Amounts of Goodwill (Detail) - Goodwill and Distribution Rights - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 98,303	$ 100,082
Mexico
Disclosure of detailed information about intangible assets [line items]
Goodwill	56,352	56,352
Guatemala
Disclosure of detailed information about intangible assets [line items]
Goodwill	1,735	1,755
Nicaragua
Disclosure of detailed information about intangible assets [line items]
Goodwill	438	433
Costa Rica
Disclosure of detailed information about intangible assets [line items]
Goodwill	1,407	1,425
Panama
Disclosure of detailed information about intangible assets [line items]
Goodwill	1,238	1,200
Colombia
Disclosure of detailed information about intangible assets [line items]
Goodwill	3,798	4,414
Brazil
Disclosure of detailed information about intangible assets [line items]
Goodwill	30,608	31,741
Argentina
Disclosure of detailed information about intangible assets [line items]
Goodwill	395	312
Uruguay
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 2,332	$ 2,450